UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Treasury Only Money Market Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2020

Days	% of fund's investments 10/31/20
1 - 7	29.3
8 - 30	16.0
31 - 60	19.4
61 - 90	10.7
91 - 180	24.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2020
U.S. Treasury Debt	98.6%
Net Other Assets (Liabilities)	1.4%

Current 7-Day Yields

10/31/20
Fidelity® Treasury Only Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2020, the most recent period shown in the table, would have been (.27)%.

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 98.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 98.6%
U.S. Treasury Bills
11/3/20 to 4/22/21	0.05 to 0.19%	$3,418,919	$3,418,273
U.S. Treasury Notes
11/15/20 to 7/31/22	0.09 to 0.69 (b)	905,977	906,537
TOTAL U.S. TREASURY DEBT
(Cost $4,324,810)			4,324,810
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $4,324,810)			4,324,810
NET OTHER ASSETS (LIABILITIES) - 1.4%			60,217
NET ASSETS - 100%			$4,385,027

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,324,810)		$4,324,810
Receivable for investments sold		146,402
Receivable for fund shares sold		12,290
Interest receivable		1,542
Total assets		4,485,044
Liabilities
Payable for investments purchased	$89,982
Payable for fund shares redeemed	9,525
Distributions payable	3
Accrued management fee	507
Total liabilities		100,017
Net Assets		$4,385,027
Net Assets consist of:
Paid in capital		$4,385,012
Total accumulated earnings (loss)		15
Net Assets		$4,385,027
Net Asset Value, offering price and redemption price per share ($4,385,027 ÷ 4,384,151 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2020 (Unaudited)
Investment Income
Interest		$4,701
Expenses
Management fee	$9,686
Independent trustees' fees and expenses	8
Total expenses before reductions	9,694
Expense reductions	(5,226)
Total expenses after reductions		4,468
Net investment income (loss)		233
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3
Total net realized gain (loss)		3
Net increase in net assets resulting from operations		$236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233	$40,343
Net realized gain (loss)	3	5
Net increase in net assets resulting from operations	236	40,348
Distributions to shareholders	(233)	(40,347)
Share transactions
Proceeds from sales of shares	801,018	4,322,438
Reinvestment of distributions	211	37,205
Cost of shares redeemed	(1,461,544)	(2,137,693)
Net increase (decrease) in net assets and shares resulting from share transactions	(660,315)	2,221,950
Total increase (decrease) in net assets	(660,312)	2,221,951
Net Assets
Beginning of period	5,045,339	2,823,388
End of period	$4,385,027	$5,045,339
Other Information
Shares
Sold	801,018	4,322,438
Issued in reinvestment of distributions	211	37,205
Redeemed	(1,461,544)	(2,137,693)
Net increase (decrease)	(660,315)	2,221,950

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Only Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.014	.018	.008	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.014	.018	.008	–A	–A
Distributions from net investment income	–A	(.014)	(.018)	(.008)	–A	–A
Total distributions	–A	(.014)	(.018)	(.008)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.39%	1.79%	.77%	.07%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.19%E	.42%	.42%	.42%	.38%	.16%
Expenses net of all reductions	.19%E	.42%	.42%	.42%	.38%	.16%
Net investment income (loss)	.01%E	1.27%	1.76%	.76%	.06%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4,385	$5,045	$2,823	$3,173	$3,720	$4,437

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$4,324,810

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $5,213.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $13.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Treasury Only Money Market Fund	.19%
Actual		$1,000.00	$1,000.10	$.96**
Hypothetical-C		$1,000.00	$1,024.25	$.97**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.12 and $2.14, respectively.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Only Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

Fidelity Treasury Only Money Market Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board also noted that the management fees of most competitor funds do not cover non-management expenses, and that, excluding waivers and 12b-1 fees, the fund's total expense ratio is below the median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board annually engages one of the auditors to Fidelity and certain Fidelity funds as part of the Board's assessment of Fidelity's profitability analysis. This engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering the auditor's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TMM-SANN-1220
1.538317.123

Fidelity® Money Market Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2020

Days	% of fund's investments 10/31/20
1 - 7	18.1
8 - 30	18.9
31 - 60	23.4
61 - 90	15.0
91 - 180	24.2
> 180	0.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2020
Certificates of Deposit	16.5%
Commercial Paper	28.5%
Variable Rate Demand Notes (VRDNs)	0.1%
U.S. Treasury Debt	37.8%
Non-Negotiable Time Deposit	8.3%
Other Instruments	0.3%
Interfund Loans	0.1%
Repurchase Agreements	8.6%
Net Other Assets (Liabilities)*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/30/20
Fidelity® Money Market Fund	0.01%
Premium Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2020, the most recent period shown in the table, would have been (.22)% for Fidelity Money Market Fund Class and (.15)% for Premium Class.

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 16.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 16.5%
Bank of Montreal
11/17/20 to 5/3/21	0.17 to 0.32 (b)%	$1,543,600	$1,543,600
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/12/20 to 11/25/20	0.23 to 0.25	941,000	941,000
Bayerische Landesbank
11/13/20	0.20	212,000	212,000
Landesbank Baden-Wuerttemberg New York Branch
11/2/20	0.21	427,000	427,000
Mitsubishi UFJ Trust & Banking Corp.
11/3/20 to 2/2/21	0.18 to 0.33	268,000	268,000
Mizuho Corporate Bank Ltd.
11/3/20 to 1/21/21	0.20 to 0.23	1,445,000	1,445,001
Sumitomo Mitsui Banking Corp.
11/9/20 to 2/23/21	0.20 to 0.28 (b)	1,596,000	1,596,000
Sumitomo Mitsui Trust Bank Ltd.
11/13/20 to 12/18/20	0.18 to 0.21	1,446,000	1,446,000
UBS AG
1/6/21	0.23	119,000	119,287
TOTAL CERTIFICATE OF DEPOSIT
(Cost $7,997,888)			7,997,888

Financial Company Commercial Paper - 28.4%
Bank of Nova Scotia
11/13/20 to 2/19/21	0.25 to 0.27 (b)	296,000	295,903
BPCE SA
11/19/20 to 2/8/21	0.20 to 0.22	1,967,000	1,966,334
Caisse d'Amort de la Dette Sociale
3/4/21 to 3/9/21	0.20 to 0.21 (c)	773,000	772,459
Canadian Imperial Bank of Commerce
3/10/21	0.21	203,000	202,847
Citigroup Global Markets, Inc.
12/4/20 to 3/1/21	0.20	854,000	853,596
Credit Suisse AG
2/23/21 to 2/25/21	0.22	507,000	506,644
Federation des caisses Desjardin
12/21/20 to 4/8/21	0.20 to 0.30	637,000	636,592
Lloyds Bank PLC
11/16/20 to 11/27/20	0.23	765,000	764,894
Mitsubishi UFJ Trust & Banking Corp.
11/2/20 to 2/26/21	0.18 to 0.23	685,819	685,507
Mizuho Bank Ltd. Singapore Branch
11/4/20 to 1/22/21	0.22 to 0.25	349,000	348,933
Mizuho Corporate Bank Ltd.
1/12/21	0.20	65,000	64,974
National Bank of Canada
2/9/21 to 4/20/21	0.19 to 0.21	1,198,000	1,197,019
PSP Capital, Inc.
3/1/21	0.20 (c)	80,000	79,947
Sumitomo Mitsui Banking Corp.
2/1/21	0.21	76,000	75,959
Sumitomo Mitsui Trust Bank Ltd.
11/5/20 to 2/10/21	0.20 to 0.24	956,180	955,881
Svenska Handelsbanken AB
3/9/21 to 4/13/21	0.20 to 0.21	1,012,725	1,011,885
The Toronto-Dominion Bank
11/10/20 to 3/15/21	0.20 to 0.26 (b)	1,914,600	1,913,433
Toyota Motor Credit Corp.
3/18/21 to 3/30/21	0.26	295,000	294,695
UBS AG London Branch
12/29/20 to 4/21/21	0.23 to 0.29 (b)	1,133,100	1,132,406
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $13,759,908)			13,759,908

Asset Backed Commercial Paper - 0.1%
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
11/30/20
(Cost $44,993)	0.20	45,000	44,993

U.S. Treasury Debt - 37.8%
U.S. Treasury Obligations - 37.8%
U.S. Treasury Bills
11/3/20 to 2/18/21	0.10 to 0.19	18,252,085	18,249,307
U.S. Treasury Notes
10/31/21	0.40 (b)(d)	84,000	84,016
TOTAL U.S. TREASURY DEBT
(Cost $18,333,323)			18,333,323

Other Instrument - 0.3%
Master Notes - 0.3%
Toyota Motor Credit Corp.
11/6/20
(Cost $162,000)	0.34 (b)(d)(e)	162,000	162,000

Variable Rate Demand Note - 0.1%
Florida - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
11/6/20	0.15 (b)	40,000	40,000
Wisconsin - 0.0%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.17% 11/6/20, LOC Wells Fargo Bank NA, VRDN
11/6/20	0.17 (b)(c)(f)	15,600	15,600
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $55,600)			55,600

Non-Negotiable Time Deposit - 8.3%
Time Deposits - 8.3%
Barclays Bank PLC
11/2/20	0.18	2,009,646	2,009,646
Credit Agricole CIB
11/2/20 to 11/5/20	0.15	1,399,636	1,399,636
Landesbank Hessen-Thuringen London Branch
11/2/20 to 11/5/20	0.15	635,000	635,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,044,282)			4,044,282

Interfund Loans - 0.1%
With:
Fidelity Small Cap Index Fund, at 0.34% due, 11/2/20(g)		10,577	10,577
Fidelity Total International Index Fund, at 0.34% due, 11/2/20(g)		33,621	33,621
TOTAL INTERFUND LOANS
(Cost $44,198)			44,198

Other Repurchase Agreement - 8.6%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 8.6%
With:
BMO Capital Markets Corp. at:
0.23%, dated 10/30/20 due 11/2/20 (Collateralized by Corporate Obligations valued at $93,452,601, 0.90% - 6.50%, 6/8/23 - 2/12/67)	$89,002	$89,000
0.33%, dated 10/30/20 due 11/2/20 (Collateralized by Equity Securities valued at $143,644,137)	133,004	133,000
0.36%, dated 10/30/20 due 11/2/20 (Collateralized by Corporate Obligations valued at $143,497,543, 3.40% - 10.50%, 11/15/21 - 6/21/29)	133,004	133,000
BNP Paribas Prime Brokerage, Inc. at:
0.38%, dated 10/30/20 due 11/2/20 (Collateralized by Equity Securities valued at $421,213,351)	390,012	390,000
0.6%, dated 10/15/20 due 12/4/20 (Collateralized by Equity Securities valued at $233,313,483)(b)(d)(h)	216,180	216,000
BofA Securities, Inc. at:
0.73%, dated 10/19/20 due 2/2/21 (Collateralized by Corporate Obligations valued at $116,673,113, 0.00% - 1.00%, 9/15/24 - 8/15/26)	108,276	108,000
0.78%, dated 10/30/20 due 2/2/21 (Collateralized by Corporate Obligations valued at $116,647,582, 0.00% - 1.25%, 12/15/23 - 6/15/25)	108,421	108,000
Citigroup Global Markets, Inc. at:
0.59%, dated 8/11/20 due 12/4/20 (Collateralized by Corporate Obligations valued at $71,434,192, 0.21% - 7.83%, 10/26/22 - 5/11/63)(b)(d)(h)	66,124	66,000
0.67%, dated:
8/19/20 due 11/17/20 (Collateralized by U.S. Treasury Obligations valued at $45,439,614, 0.13% - 7.00%, 12/31/21 - 2/5/25)	44,074	44,000
8/31/20 due 11/30/20 (Collateralized by Corporate Obligations valued at $47,674,192, 0.29% - 5.19%, 10/26/22 - 4/26/50)	44,075	44,000
0.71%, dated 9/24/20 due 1/22/21 (Collateralized by Corporate Obligations valued at $94,114,192, 0.00% - 6.28%, 10/26/22 - 10/12/52)	87,206	87,000
Deutsche Bank AG at 0.58%, dated 10/30/20 due 11/2/20 (Collateralized by Municipal Bond Obligations valued at $228,445,462, 0.50% - 6.25%, 10/1/22 - 7/1/40)	217,010	217,000
J.P. Morgan Securities, LLC at:
0.38%, dated:
10/16/20 due 12/4/20 (Collateralized by Equity Securities valued at $233,321,861)(b)(d)(h)	216,112	216,000
10/21/20 due 12/4/20 (Collateralized by Corporate Obligations valued at $233,309,549, 0.00% - 5.00%, 6/1/22 - 8/15/28)(b)(d)(h)	216,100	216,000
0.43%, dated:
10/16/20 due 12/4/20 (Collateralized by Corporate Obligations valued at $256,422,288, 0.00% - 6.75%, 9/15/21 - 5/15/38)(b)(d)(h)	238,139	238,000
10/21/20 due 12/4/20 (Collateralized by Corporate Obligations valued at $226,832,508, 0.00% - 9.38%, 12/14/20 - 8/1/2116)(b)(d)(h)	216,100	216,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.33%, dated 10/30/20 due 11/2/20 (Collateralized by Equity Securities valued at $82,082,266)	76,002	76,000
0.35%, dated 10/27/20 due 11/3/20 (Collateralized by Equity Securities valued at $10,800,638)	10,001	10,000
0.6%, dated 10/30/20 due 11/2/20 (Collateralized by Corporate Obligations valued at $9,720,486, 4.00%, 10/15/24)	9,000	9,000
Mizuho Securities U.S.A., Inc. at 0.47%, dated 10/30/20 due 11/2/20 (Collateralized by Equity Securities valued at $140,325,718)	130,005	130,000
RBS Securities, Inc. at 0.35%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $111,243,440, 1.38% - 3.63%, 1/15/26 - 2/15/44)	108,003	108,000
Societe Generale at:
0.31%, dated 10/30/20 due 11/2/20 (Collateralized by Corporate Obligations valued at $421,210,881, 0.00% - 13.00%, 2/1/21 - 3/15/43)	390,010	390,000
0.33%, dated 10/27/20 due 11/3/20 (Collateralized by Corporate Obligations valued at $140,407,722, 0.00% - 12.50%, 1/26/21 - 2/15/44)	130,008	130,000
0.45%, dated 10/30/20 due 11/2/20 (Collateralized by Corporate Obligations valued at $186,789,551, 0.25% - 13.00%, 1/7/21 - 3/26/79)	173,006	173,000
0.46%, dated 10/27/20 due 11/3/20 (Collateralized by Corporate Obligations valued at $46,440,924, 0.28% - 11.50%, 11/10/21 - 2/15/51)	43,004	43,000
Wells Fargo Securities, LLC at:
0.48%, dated 10/30/20 due 11/2/20 (Collateralized by Corporate Obligations valued at $46,441,858, 1.75% - 3.50%, 12/1/22 - 7/1/23)	43,002	43,000
0.51%, dated:
10/29/20 due 11/5/20 (Collateralized by Corporate Obligations valued at $140,407,958, 0.00% - 4.00%, 6/15/21 - 2/15/37)	130,013	130,000
10/30/20 due 11/6/20 (Collateralized by Corporate Obligations valued at $46,441,975, 0.00% - 4.25%, 10/1/24 - 9/1/26)	43,004	43,000
0.6%, dated 10/23/20 due 11/20/20 (Collateralized by Corporate Obligations valued at $140,423,401, 0.00% - 4.00%, 12/1/24 - 5/1/27)	130,061	130,000
0.8%, dated 9/10/20 due 12/9/20 (Collateralized by Corporate Obligations valued at $141,646,633, 0.13% - 5.00%, 1/30/23 - 5/15/30)	131,262	131,000
0.91%, dated 8/12/20 due 11/12/20 (Collateralized by Corporate Obligations valued at $119,046,247, 5.75%, 4/1/23)	110,256	110,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $4,177,000)		4,177,000
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $48,619,192)		48,619,192
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(95,370)
NET ASSETS - 100%		$48,523,822

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $868,006,000 or 1.8% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,000,000 or 0.3% of net assets.

 (f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (g) Loan is with an affiliated fund.

 (h) The maturity amount is based on the rate at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Toyota Motor Credit Corp. 0.34%, 11/6/20	3/2/20	$162,000,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,177,000) — See accompanying schedule: Unaffiliated issuers (cost $48,574,994)	$48,574,994
Affiliated issuers (cost $44,198)	44,198
Total Investment in Securities (cost $48,619,192)		$48,619,192
Receivable for fund shares sold		52,777
Interest receivable		5,620
Prepaid expenses		80
Receivable from investment adviser for expense reductions		1,796
Other receivables		263
Total assets		48,679,728
Liabilities
Payable for fund shares redeemed	145,801
Distributions payable	32
Accrued management fee	9,278
Other affiliated payables	342
Other payables and accrued expenses	453
Total liabilities		155,906
Net Assets		$48,523,822
Net Assets consist of:
Paid in capital		$48,523,641
Total accumulated earnings (loss)		181
Net Assets		$48,523,822
Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund:
Net Asset Value, offering price and redemption price per share ($5,238,028 ÷ 5,237,906 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($43,285,794 ÷ 43,282,913 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2020 (Unaudited)
Investment Income
Interest (including $60 from affiliated interfund lending)		$91,756
Expenses
Management fee	$66,293
Transfer agent fees	28,412
Accounting fees and expenses	983
Custodian fees and expenses	228
Independent trustees' fees and expenses	84
Registration fees	400
Audit	23
Legal	18
Miscellaneous	99
Total expenses before reductions	96,540
Expense reductions	(25,609)
Total expenses after reductions		70,931
Net investment income (loss)		20,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1
Total net realized gain (loss)		1
Net increase in net assets resulting from operations		$20,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,825	$834,183
Net realized gain (loss)	1	79
Net increase in net assets resulting from operations	20,826	834,262
Distributions to shareholders	(20,827)	(834,183)
Share transactions - net increase (decrease)	(6,139,191)	12,485,517
Total increase (decrease) in net assets	(6,139,192)	12,485,596
Net Assets
Beginning of period	54,663,014	42,177,418
End of period	$48,523,822	$54,663,014

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.016	.020	.011	.005	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.016	.020	.011	.005	.001
Distributions from net investment income	–A	(.016)	(.020)	(.011)	(.005)	(.001)
Total distributions	–A	(.016)	(.020)	(.011)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.02%	1.61%	2.03%	1.11%	.52%	.09%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.31%E	.42%	.42%	.42%	.42%	.36%
Expenses net of all reductions	.31%E	.42%	.42%	.42%	.42%	.36%
Net investment income (loss)	.04%E	1.56%	2.06%	1.15%	.55%	.15%
Supplemental Data
Net assets, end of period (in millions)	$5,238	$6,093	$5,196	$3,209	$2,301	$2,126

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.017	.021	.012	.006	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.017	.021	.012	.006	.002
Distributions from net investment income	–A	(.017)	(.021)	(.012)	(.006)	(.002)
Total distributions	–A	(.017)	(.021)	(.012)	(.006)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.04%	1.73%	2.16%	1.23%	.64%	.15%
Ratios to Average Net AssetsD
Expenses before reductions	.35%E	.36%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.26%E	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.26%E	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	.08%E	1.68%	2.18%	1.27%	.67%	.20%
Supplemental Data
Net assets, end of period (in millions)	$43,286	$48,570	$36,981	$15,497	$7,317	$3,706

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $262 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$48,619,192

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Money Market Fund	$4,729.17
Premium Class	23,683.10
	$28,412

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Fidelity Money Market Fund	Lender	24,800.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $12,808.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $77.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity Money Market Fund	$3,257
Premium Class	9,467

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2020	Year ended April 30, 2020
Distributions to shareholders
Fidelity Money Market Fund	$1,115	$89,701
Premium Class	19,712	744,482
Total	$20,827	$834,183

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2020	Year ended April 30, 2020	Six months ended October 31, 2020	Year ended April 30, 2020
Fidelity Money Market Fund
Shares sold	1,619,844	7,092,098	$1,619,844	$7,092,098
Reinvestment of distributions	1,025	81,987	1,025	81,987
Shares redeemed	(2,475,561)	(6,277,347)	(2,475,561)	(6,277,347)
Net increase (decrease)	(854,692)	896,738	$(854,692)	$896,738
Premium Class
Shares sold	13,179,304	54,365,984	$13,179,304	$54,365,984
Reinvestment of distributions	18,135	684,700	18,135	684,700
Shares redeemed	(18,481,938)	(43,461,905)	(18,481,938)	(43,461,905)
Net increase (decrease)	(5,284,499)	11,588,779	$(5,284,499)	$11,588,779

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Money Market Fund
Fidelity Money Market Fund	.31%
Actual		$1,000.00	$1,000.20	$1.56**
Hypothetical-C		$1,000.00	$1,023.64	$1.58**
Premium Class	.26%
Actual		$1,000.00	$1,000.40	$1.31**
Hypothetical-C		$1,000.00	$1,023.89	$1.33**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Money Market Fund
Fidelity Money Market Fund	.42%
Actual		$2.12
Hypothetical-(b)		$2.14
Premium Class	.30%
Actual		$1.51
Hypothetical-(b)		$1.53

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Money Market Fund

The Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2015, as if the new contract were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board also noted that, excluding waivers and 12b-1 fees, the total expense ratio of each class of the fund is below the median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2019.

The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through August 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SPM-SANN-1220
1.538241.123

Fidelity® Government Money Market Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2020

Days	% of fund's investments 10/31/20
1 - 7	50.8
8 - 30	8.9
31 - 60	10.8
61 - 90	9.8
91 - 180	17.5
> 180	2.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2020
U.S. Treasury Debt	40.9%
U.S. Government Agency Debt	26.4%
Repurchase Agreements	34.3%
Variable Rate Demand Notes (VRDNs)	0.1%
Net Other Assets (Liabilities)*	(1.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/31/20
Capital Reserves Class	0.01%
Daily Money Class	0.01%
Advisor M Class	0.01%
Fidelity Government Money Market Fund	0.01%
Premium Class	0.01%
Class K6	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund’s expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2020, the most recent period shown in the table, would have been (0.81)% for Capital Reserves Class, (0.56)% for Daily Money Class, (0.56)% for Advisor M Class, (0.28)% for Fidelity Government Money Market Fund, (0.22)% for Premium Class and (0.01)% for Class K6.

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 40.9%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 40.9%
U.S. Treasury Bills
11/3/20 to 4/29/21	0.10 to 0.19%	$76,955,886,600	$76,935,671,953
U.S. Treasury Bonds
5/15/21	0.12	47,000,000	49,018,579
U.S. Treasury Notes
11/15/20 to 7/31/22	0.07 to 1.60 (b)	8,327,250,000	8,384,566,164
TOTAL U.S. TREASURY DEBT
(Cost $85,369,256,696)			85,369,256,696

Variable Rate Demand Note - 0.1%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.11% 11/6/20, LOC Freddie Mac, VRDN
11/6/20	0.11 (b)(c)	9,700,000	9,700,000
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 0.17% 11/6/20, LOC Freddie Mac, VRDN
11/6/20	0.17 (b)	41,100,000	41,100,000
			50,800,000
New York - 0.1%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.14% 11/6/20, LOC Freddie Mac, VRDN
11/6/20	0.14 (b)(c)	35,445,000	35,445,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.14% 11/6/20, LOC Freddie Mac, VRDN
11/6/20	0.14 (b)(c)	16,900,000	16,900,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.14% 11/6/20, LOC Freddie Mac, VRDN
11/6/20	0.14 (b)(c)	17,500,000	17,500,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.14% 11/6/20, LOC Fannie Mae, VRDN
11/6/20	0.14 (b)(c)	13,100,000	13,100,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.14% 11/6/20, LOC Fannie Mae, VRDN
11/6/20	0.14 (b)(c)	16,100,000	16,100,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.17% 11/6/20, LOC Fannie Mae, VRDN
11/6/20	0.17 (b)(c)	22,340,000	22,340,000
FNMA New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, 0.14% 11/6/20, LOC Fannie Mae, VRDN
11/6/20	0.14 (b)(c)	25,700,000	25,700,000
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.14% 11/6/20, LOC Fannie Mae, VRDN
11/6/20	0.14 (b)(c)	11,400,000	11,400,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.11% 11/6/20, LOC Fannie Mae, VRDN
11/6/20	0.11 (b)(c)	6,500,000	6,500,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.14% 11/6/20, LOC Fannie Mae, VRDN
11/6/20	0.14 (b)(c)	10,800,000	10,800,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.14% 11/6/20, LOC Fannie Mae, VRDN
11/6/20	0.14 (b)(c)	15,200,000	15,200,000
			190,985,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $241,785,000)			241,785,000

U.S. Government Agency Debt - 26.4%
Federal Agencies - 26.4%
Fannie Mae
11/5/20 to 7/29/22	0.10 to 0.44 (b)	11,943,325,000	11,943,304,847
Federal Farm Credit Bank
11/2/20 to 9/2/21	0.10 to 0.71 (b)	1,167,400,000	1,167,418,909
Federal Home Loan Bank
11/4/20 to 9/16/22	0.05 to 0.37 (b)(d)	36,061,270,000	36,060,715,339
Freddie Mac
11/2/20 to 9/9/22	0.12 to 0.41 (b)	5,983,700,000	5,983,759,744
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $55,155,198,839)			55,155,198,839

U.S. Government Agency Repurchase Agreement - 14.4%
	Maturity Amount	Value
In a joint trading account at:
0.09% dated 10/30/20 due 11/2/20 (Collateralized by U.S. Government Obligations) #	$18,842,009,423	$18,841,862,000
0.11% dated 10/30/20 due 11/2/20 (Collateralized by U.S. Government Obligations) #	50,046,459	50,046,000
With:
ABN AMRO Bank NV at 0.1%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $362,103,059, 0.13% - 3.00%, 7/31/22 - 1/1/47)	355,002,958	355,000,000
Barclays Bank PLC at 0.1%, dated 10/2/20 due 11/2/20 (Collateralized by U.S. Government Obligations valued at $178,515,371, 3.00%, 6/20/50)	175,015,069	175,000,000
BMO Capital Markets Corp. at:
0.11%, dated:
9/2/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $105,079,648, 0.00% - 5.50%, 1/20/21 - 5/15/54)	103,019,198	103,000,000
10/14/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $143,828,350, 0.00% - 5.00%, 1/20/21 - 7/15/55)	141,012,494	141,000,000
0.12%, dated 10/5/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $142,813,355, 0.13% - 4.00%, 5/31/22 - 5/15/54)	140,029,400	140,000,000
BMO Harris Bank NA at 0.13%, dated 8/10/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $52,035,780, 3.00%, 11/1/49)	51,016,943	51,000,000
BofA Securities, Inc. at 0.11%, dated 10/22/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $180,036,052, 2.50% - 3.50%, 9/1/47 - 10/1/50)	176,518,336	176,500,000
Citibank NA at 0.12%, dated 10/27/20 due 11/3/20
(Collateralized by U.S. Treasury Obligations valued at $90,045,249, 0.00% - 6.00%, 11/17/20 - 9/15/65)	88,002,053	88,000,000
(Collateralized by U.S. Treasury Obligations valued at $543,012,839, 0.00% - 8.00%, 11/17/20 - 9/15/65)	532,012,413	532,000,000
Citigroup Global Capital Markets, Inc. at:
0.12%, dated 10/27/20 due 11/3/20 (Collateralized by U.S. Government Obligations valued at $723,358,657, 0.13% - 5.50%, 12/15/20 - 3/1/48)	709,016,543	709,000,000
0.13%, dated 10/13/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $898,685,568, 0.13% - 4.50%, 4/15/21 - 11/1/50)	881,197,246	881,000,000
Deutsche Bank AG, New York at 0.1%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $649,745,451, 0.00% - 2.88%, 11/15/20 - 5/15/28)	637,005,308	637,000,000
Goldman Sachs & Co. at:
0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $1,357,630,182, 0.00% - 8.13%, 12/17/20 - 10/20/50)	1,331,009,983	1,331,000,000
0.11%, dated 10/20/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $1,080,222,907, 2.00% - 10.00%, 11/25/20 - 4/1/56)	1,059,097,075	1,059,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.14%, dated:
10/7/20 due 12/7/20 (Collateralized by U.S. Government Obligations valued at $89,769,076, 2.00% - 3.00%, 10/1/40 - 6/1/50)	88,020,876	88,000,000
10/13/20 due 12/11/20 (Collateralized by U.S. Government Obligations valued at $233,598,167, 2.00% - 5.00%, 2/1/33 - 11/1/50)	229,052,543	229,000,000
10/15/20 due 12/14/20 (Collateralized by U.S. Government Obligations valued at $89,766,283, 2.00% - 4.50%, 4/1/25 - 11/1/50)	88,020,533	88,000,000
Morgan Stanley & Co., LLC at 0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Government Obligations valued at $1,484,111,135, 0.00% - 6.50%, 11/19/20 - 11/1/50)	1,455,010,913	1,455,000,000
RBC Financial Group at 0.1%, dated 10/29/20 due 11/5/20 (Collateralized by U.S. Government Obligations valued at $624,286,200, 1.74% - 9.00%, 12/1/24 - 8/1/59)	612,011,900	612,000,000
Societe Generale at 0.1%, dated 10/30/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $363,002,646, 0.00% - 8.50%, 11/3/20 - 10/20/50)	355,006,903	355,000,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.16%, dated:
9/2/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $105,143,508, 1.13% - 3.50%, 1/15/21 - 1/1/48)	103,041,658	103,000,000
9/15/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $224,558,557, 1.38% - 3.50%, 4/30/21 - 8/1/49)	220,088,978	220,000,000
0.17%, dated:
8/4/20 due 11/2/20 (Collateralized by U.S. Government Obligations valued at $127,906,189, 1.13% - 3.50%, 2/28/21 - 7/1/47)	125,299,480	125,246,250
8/17/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $223,481,659, 1.13% - 3.50%, 1/15/21 - 7/1/49)	219,094,109	219,000,000
0.18%, dated 11/2/20 due 11/6/20(e)	148,068,080	148,000,000
TD Securities (U.S.A.) at 0.1%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Government Obligations valued at $903,727,531, 2.50% - 4.00%, 7/1/40 - 10/1/50)	886,007,383	886,000,000
Wells Fargo Securities, LLC at 0.1%, dated 10/29/20 due 11/5/20 (Collateralized by U.S. Government Obligations valued at $363,124,035, 2.00% - 6.00%, 7/20/32 - 10/20/50)	356,006,922	356,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $30,154,654,250)		30,154,654,250

U.S. Treasury Repurchase Agreement - 19.9%
With:
Barclays Bank PLC at:
0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $124,630,960, 2.75%, 8/15/42)	121,000,908	121,000,000
0.1%, dated:
10/5/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $682,284,931, 1.63% - 3.00%, 2/15/26 - 2/15/47)	667,057,436	667,000,000
10/28/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $657,595,004, 2.38% - 2.75%, 3/15/22 - 11/15/42)	643,058,942	643,000,000
BNP Paribas, SA at:
0.1%, dated:
9/1/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $627,390,291, 0.00% - 8.13%, 12/10/20 - 8/15/50)	614,105,744	614,000,000
10/2/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $1,668,881,819, 0.00% - 8.13%, 11/19/20 - 2/15/50)	1,633,140,619	1,633,000,000
10/5/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $967,606,278, 0.00% - 4.63%, 11/27/20 - 2/15/48)	948,081,633	948,000,000
10/8/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $241,882,037, 0.00% - 6.75%, 11/27/20 - 8/15/45)	237,021,067	237,000,000
10/9/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $629,413,404, 0.00% - 6.75%, 11/19/20 - 2/15/50)	615,052,958	615,000,000
10/15/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $325,399,278, 0.00% - 7.63%, 11/27/20 - 2/15/50)	319,028,356	319,000,000
10/16/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $540,957,584, 0.00% - 6.75%, 11/27/20 - 2/15/50)	530,045,639	530,000,000
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $562,823,324, 0.00% - 6.88%, 12/10/20 - 8/15/50)	550,053,472	550,000,000
10/27/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $246,608,345, 0.00% - 7.50%, 12/10/20 - 8/15/48)	241,022,761	241,000,000
10/28/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $658,717,199, 0.00% - 6.75%, 11/19/20 - 2/15/50)	643,060,728	643,000,000
10/29/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,674,662,838, 0.00% - 7.63%, 11/27/20 - 8/15/50)	1,641,154,983	1,641,000,000
10/30/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $328,561,088, 0.21% - 4.38%, 4/30/22 - 2/15/46)	322,027,728	322,000,000
11/2/20 due 11/6/20(f)	1,752,150,867	1,752,000,000
0.11%, dated:
10/5/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $511,083,163, 0.00% - 6.38%, 11/27/20 - 2/15/50)	501,091,850	501,000,000
10/8/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $241,758,512, 0.00% - 4.38%, 12/10/20 - 2/15/50)	237,043,450	237,000,000
10/9/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $569,819,866, 0.00% - 6.75%, 11/10/20 - 8/15/50)	556,103,632	556,000,000
10/14/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,309,739,001, 0.00% - 7.50%, 11/19/20 - 8/15/50)	1,277,238,019	1,277,000,000
10/30/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $328,443,106, 0.00% - 6.25%, 3/25/21 - 2/15/50)	322,060,017	322,000,000
11/2/20 due 11/6/20(f)	584,103,498	584,000,000
BofA Securities, Inc. at 0.13%, dated 10/7/20 due 12/8/20 (Collateralized by U.S. Treasury Obligations valued at $160,155,070, 0.00% - 0.25%, 11/3/20 - 6/15/23)	157,035,151	157,000,000
Commerz Markets LLC at:
0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $2,457,571,682, 0.13% - 4.38%, 2/15/21 - 5/15/44)	2,407,018,053	2,407,000,000
0.1%, dated:
10/27/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $916,995,344, 0.13% - 3.00%, 1/15/22 - 5/15/40)	899,017,481	899,000,000
10/28/20 due 11/4/20 (Collateralized by U.S. Treasury Obligations valued at $688,973,421, 0.13% - 4.38%, 2/15/21 - 5/15/44)	674,013,106	674,000,000
10/29/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $688,507,673, 0.13% - 4.38%, 8/31/21 - 11/15/39)	675,013,125	675,000,000
Credit AG at 0.1%, dated:
10/19/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $432,021,334, 2.13% - 4.25%, 3/31/24 - 11/15/49)	420,036,167	420,000,000
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $575,219,261, 2.50% - 4.38%, 2/15/38 - 2/15/49)	559,054,347	559,000,000
10/23/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $492,092,130, 1.13% - 3.00%, 8/15/40 - 11/15/49)	480,050,667	480,000,000
Credit Agricole CIB at:
0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $1,376,613,635, 0.00% - 5.25%, 12/31/20 - 5/15/48)	1,349,010,118	1,349,000,000
0.1%, dated:
10/28/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $328,346,530, 0.13% - 2.13%, 4/30/22 - 8/15/25)	322,005,367	322,000,000
10/29/20 due 11/4/20 (Collateralized by U.S. Treasury Obligations valued at $492,501,881, 1.50% - 2.88%, 7/15/21 - 8/15/28)	483,008,050	483,000,000
10/30/20 due:
11/5/20 (Collateralized by U.S. Treasury Obligations valued at $328,335,195, 1.63% - 2.50%, 5/15/24 - 5/15/27)	322,005,367	322,000,000
11/6/20 (Collateralized by U.S. Treasury Obligations valued at $166,135,855, 2.13% - 3.00%, 3/31/24 - 8/15/48)	161,003,131	161,000,000
DNB Bank ASA at 0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $568,144,288, 0.50% - 2.13%, 11/30/23 - 11/30/26)	557,004,178	557,000,000
Fixed Income Clearing Corp. - BNYM at 0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $500,820,068, 0.00% - 2.88%, 2/9/21 - 2/15/49)	491,003,683	491,000,000
ING Financial Markets LLC at:
0.09%, dated:
10/28/20 due 11/4/20 (Collateralized by U.S. Treasury Obligations valued at $32,641,037, 0.00% - 2.88%, 11/3/20 - 8/15/45)	32,000,560	32,000,000
10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $1,725,723,082, 0.63% - 2.75%, 1/31/22 - 2/15/28)	1,692,012,690	1,692,000,000
0.1%, dated 10/27/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $32,640,571, 0.00% - 2.75%, 11/3/20 - 8/15/30)	32,000,622	32,000,000
J.P. Morgan Securities, LLC at:
0.09%, dated 10/30/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,328,049,976, 0.00% - 2.63%, 12/24/20 - 7/15/23)	1,302,022,785	1,302,000,000
0.1%, dated:
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $336,611,268, 1.88%, 8/31/24)	330,027,500	330,000,000
10/23/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $645,677,939, 2.13% - 2.63%, 11/15/20 - 2/29/24)	633,054,508	633,000,000
Lloyds Bank PLC at:
0.14%, dated 10/26/20 due 1/26/21 (Collateralized by U.S. Treasury Obligations valued at $163,148,509, 2.63% - 6.75%, 11/15/23 - 8/15/26)	160,057,244	160,000,000
0.15%, dated:
10/13/20 due 1/13/21 (Collateralized by U.S. Treasury Obligations valued at $162,150,514, 1.63% - 1.75%, 7/15/22 - 11/15/22)	159,060,950	159,000,000
10/16/20 due 1/19/21 (Collateralized by U.S. Treasury Obligations valued at $163,161,465, 2.00% - 6.00%, 11/15/23 - 2/15/26)	160,063,333	160,000,000
0.16%, dated:
8/19/20 due 11/19/20 (Collateralized by U.S. Treasury Obligations valued at $298,915,848, 1.50% - 6.00%, 3/15/22 - 8/15/26)	293,119,804	293,000,000
8/21/20 due 11/23/20 (Collateralized by U.S. Treasury Obligations valued at $158,095,720, 1.50% - 6.00%, 11/15/23 - 9/30/26)	155,064,756	155,000,000
9/15/20 due 12/15/20 (Collateralized by U.S. Treasury Obligations valued at $31,621,826, 2.00% - 6.00%, 11/30/22 - 2/15/26)	31,012,538	31,000,000
Mizuho Bank, Ltd. at 0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $346,011,337, 2.38%, 5/15/29)	339,002,543	339,000,000
MUFG Securities EMEA PLC at:
0.09%, dated:
10/29/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $886,118,976, 0.50% - 3.13%, 11/15/21 - 5/15/48)	869,032,588	869,000,000
10/30/20 due:
11/2/20 (Collateralized by U.S. Treasury Obligations valued at $1,398,388,022, 0.13% - 2.25%, 9/30/22 - 5/15/50)	1,371,010,283	1,371,000,000
11/6/20 (Collateralized by U.S. Treasury Obligations valued at $440,510,338, 1.75% - 2.50%, 5/31/22 - 5/15/46)	432,014,040	432,000,000
0.1%, dated:
10/16/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $547,598,355, 1.38% - 3.13%, 10/15/22 - 5/15/48)	537,026,850	537,000,000
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $571,045,020, 0.25% - 2.75%, 5/31/21 - 5/15/46)	560,029,556	560,000,000
10/26/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $398,709,034, 1.63% - 2.50%, 2/15/22 - 11/15/22)	391,011,947	391,000,000
10/28/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $385,449,883, 1.25% - 2.50%, 3/31/24 - 5/15/46)	378,005,250	378,000,000
10/29/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $577,148,744, 0.63% - 2.50%, 2/15/23 - 5/15/46)	566,011,006	566,000,000
Natixis SA at 0.1%, dated:
10/5/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $344,144,305, 0.00% - 8.00%, 11/15/20 - 8/15/50)	337,029,019	337,000,000
10/6/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $242,841,627, 0.00% - 8.00%, 5/20/21 - 8/15/50)	238,020,494	238,000,000
10/16/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $180,913,174, 0.00% - 8.00%, 5/20/21 - 8/15/50)	176,015,156	176,000,000
10/19/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $343,034,518, 0.00% - 8.00%, 5/20/21 - 8/15/50)	336,028,933	336,000,000
10/20/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $326,825,459, 0.13% - 6.25%, 5/31/21 - 8/15/50)	320,032,000	320,000,000
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $331,976,512, 0.00% - 8.00%, 1/31/21 - 2/15/50)	325,031,597	325,000,000
Norinchukin Bank at:
0.15%, dated:
8/24/20 due 11/24/20 (Collateralized by U.S. Treasury Obligations valued at $157,123,967, 2.00% - 2.75%, 6/30/25 - 5/15/27)	154,059,033	154,000,000
8/25/20 due 11/20/20 (Collateralized by U.S. Treasury Obligations valued at $228,542,968, 1.50% - 2.38%, 8/15/26 - 5/15/27)	224,081,200	224,000,000
8/26/20 due 11/13/20 (Collateralized by U.S. Treasury Obligations valued at $157,122,592, 1.50% - 2.38%, 8/15/26 - 5/15/27)	154,050,692	154,000,000
9/1/20 due 12/3/20 (Collateralized by U.S. Treasury Obligations valued at $77,539,111, 1.50% - 2.75%, 6/30/25 - 8/15/26)	76,029,450	76,000,000
10/6/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $242,784,390, 2.00% - 2.38%, 5/11/26 - 5/15/27)	238,092,225	238,000,000
10/7/20 due 1/8/21 (Collateralized by U.S. Treasury Obligations valued at $112,210,834, 2.00%, 11/15/26)	110,042,625	110,000,000
10/13/20 due 1/13/21 (Collateralized by U.S. Treasury Obligations valued at $162,191,573, 2.00%, 11/15/26)	159,060,950	159,000,000
0.16%, dated:
8/18/20 due 11/18/20 (Collateralized by U.S. Treasury Obligations valued at $158,151,383, 1.50% - 2.75%, 6/30/25 - 8/15/26)	155,063,378	155,000,000
8/19/20 due 11/19/20 (Collateralized by U.S. Treasury Obligations valued at $125,500,226, 2.00% - 2.75%, 6/30/25 - 11/15/26)	123,050,293	123,000,000
RBC Financial Group at 0.1%, dated 10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $327,166,502, 0.25% - 3.88%, 2/28/21 - 2/15/50)	320,031,111	320,000,000
SMBC Nikko Securities America, Inc. at 0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $785,245,576, 1.63% - 2.50%, 2/15/22 - 8/15/23)	770,005,775	770,000,000
Societe Generale at:
0.09%, dated:
10/27/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $658,350,230, 0.00% - 7.88%, 11/10/20 - 8/15/50)	643,011,253	643,000,000
10/29/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $325,727,546, 0.00% - 8.00%, 11/15/20 - 2/15/50)	319,005,583	319,000,000
0.12%, dated:
10/7/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $319,480,254, 0.00% - 8.13%, 11/15/20 - 8/15/48)	313,031,300	313,000,000
10/9/20 due 12/10/20 (Collateralized by U.S. Treasury Obligations valued at $322,149,720, 0.00% - 8.13%, 11/19/20 - 2/15/50)	314,064,893	314,000,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.13%, dated 10/21/20 due 11/4/20 (Collateralized by U.S. Treasury Obligations valued at $154,537,252, 1.38% - 3.63%, 4/30/21 - 2/15/44)	150,007,583	150,000,000
0.16%, dated 11/4/20 due 11/6/20(f)	136,008,462	136,000,000
TD Securities (U.S.A.) at 0.09%, dated 10/30/20 due 11/2/20 (Collateralized by U.S. Treasury Obligations valued at $30,583,979, 1.50%, 8/31/21)	29,984,225	29,984,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $41,450,984,000)		41,450,984,000
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $212,371,878,785)		212,371,878,785
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(3,465,115,667)
NET ASSETS - 100%		$208,906,763,118

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$18,841,862,000 due 11/02/20 at 0.09%
BNY Mellon Capital Markets LLC	$1,219,284,000
Bank Of America, N.A.	1,158,645,000
Bank of America Securities, Inc.	1,154,864,000
Citibank NA	354,670,000
Citigroup Global Markets, Inc.	1,240,045,000
Credit Agricole CIB New York Branch	631,999,000
HSBC Securities (USA), Inc.	180,571,000
J.P. Morgan Securities LLC	541,714,000
Mitsubishi UFJ Securities Holdings Ltd.	177,335,000
Mitsubishi Ufj Securities (USA)	90,286,000
Mizuho Securities USA, Inc.	180,571,000
Nomura Securities Internationa	1,557,002,000
RBC Dominion Securities, Inc.	2,184,887,000
Royal Bank Of Canada New York Branch	2,109,801,000
Sumitomo Mitsui Banking Corp.	6,033,588,000
Wells Fargo Securities LLC	26,600,000
$18,841,862,000
$50,046,000 due 11/02/20 at 0.11%
Citigroup Global Markets, Inc.	50,046,000
$50,046,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $71,605,638,250) — See accompanying schedule: Unaffiliated issuers (cost $212,371,878,785)		$212,371,878,785
Receivable for investments sold		884,838,193
Receivable for fund shares sold		1,189,334,393
Interest receivable		45,272,614
Prepaid expenses		275,745
Receivable from investment adviser for expense reductions		64,085
Other receivables		871,181
Total assets		214,492,534,996
Liabilities
Payable to custodian bank	$107,040
Payable for investments purchased
Regular delivery	4,690,290,705
Delayed delivery	87,998,387
Payable for fund shares redeemed	781,687,383
Distributions payable	164,053
Accrued management fee	15,899,306
Other affiliated payables	6,694,688
Other payables and accrued expenses	2,930,316
Total liabilities		5,585,771,878
Net Assets		$208,906,763,118
Net Assets consist of:
Paid in capital		$208,906,366,243
Total accumulated earnings (loss)		396,875
Net Assets		$208,906,763,118
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($8,206,620,739 ÷ 8,204,242,448 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($7,706,550,772 ÷ 7,704,557,779 shares)		$1.00
Advisor M Class:
Net Asset Value, offering price and redemption price per share ($130,715,475 ÷ 130,718,515 shares)		$1.00
Fidelity Government Money Market Fund:
Net Asset Value, offering price and redemption price per share ($185,610,778,064 ÷ 185,607,010,513 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($5,562,399,587 ÷ 5,561,010,877 shares)		$1.00
Class K6:
Net Asset Value, offering price and redemption price per share ($1,689,698,481 ÷ 1,689,715,152 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Interest		$207,892,168
Expenses
Management fee	$245,666,634
Transfer agent fees	161,216,664
Distribution and service plan fees	28,790,208
Accounting fees and expenses	2,346,567
Custodian fees and expenses	800,325
Independent trustees' fees and expenses	295,983
Registration fees	5,386,932
Audit	25,240
Legal	58,429
Miscellaneous	310,921
Total expenses before reductions	444,897,903
Expense reductions	(247,007,675)
Total expenses after reductions		197,890,228
Net investment income (loss)		10,001,940
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		203,922
Total net realized gain (loss)		203,922
Net increase in net assets resulting from operations		$10,205,862

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,001,940	$1,894,583,334
Net realized gain (loss)	203,922	1,249,552
Net increase in net assets resulting from operations	10,205,862	1,895,832,886
Distributions to shareholders	(9,992,153)	(1,894,622,301)
Share transactions - net increase (decrease)	20,611,699,729	66,219,398,590
Total increase (decrease) in net assets	20,611,913,438	66,220,609,175
Net Assets
Beginning of period	188,294,849,680	122,074,240,505
End of period	$208,906,763,118	$188,294,849,680

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.009	.012	.003	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.009	.012	.003	–A	–A
Distributions from net investment income	–A	(.009)	(.012)	(.003)	–A	–A
Total distributions	–A	(.009)	(.012)	(.003)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.94%	1.26%	.27%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.95%E	.97%	.96%	.96%	.97%	.99%
Expenses net of fee waivers, if any	.20%E	.89%	.95%	.93%	.53%	.32%
Expenses net of all reductions	.20%E	.89%	.95%	.93%	.53%	.32%
Net investment income (loss)	.01%E	.87%	1.26%	.26%	.02%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$8,206,621	$7,470,316	$6,491,629	$8,466,153	$10,328,334	$10,396,942

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Daily Money Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.012	.015	.005	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.012	.015	.005	–A	–A
Distributions from net investment income	–A	(.012)	(.015)	(.005)	–A	–A
Total distributions	–A	(.012)	(.015)	(.005)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.16%	1.51%	.50%	.02%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.70%E	.72%	.71%	.71%	.72%	.74%
Expenses net of fee waivers, if any	.20%E	.67%	.70%	.70%	.52%	.32%
Expenses net of all reductions	.20%E	.67%	.70%	.70%	.52%	.32%
Net investment income (loss)	.01%E	1.08%	1.51%	.49%	.03%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$7,706,551	$7,835,091	$6,038,320	$6,913,180	$8,145,306	$8,838,747

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Advisor M Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–B	.012	.015	.005
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	–B	.012	.015	.005
Distributions from net investment income	–B	(.012)	(.015)	(.005)
Total distributions	–B	(.012)	(.015)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.01%	1.17%	1.52%	.48%
Ratios to Average Net AssetsE
Expenses before reductions	.70%F	.72%	.71%	.72%F
Expenses net of fee waivers, if any	.20%F	.65%	.70%	.70%F
Expenses net of all reductions	.20%F	.64%	.69%	.69%F
Net investment income (loss)	.01%F	1.12%	1.53%	.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$130,715	$126,269	$50,630	$29,889

 A For the period July 6, 2017 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.014	.018	.008	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.014	.018	.008	.001	–A
Distributions from net investment income	–A	(.014)	(.018)	(.008)	(.001)	–A
Total distributions	–A	(.014)	(.018)	(.008)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.42%	1.79%	.78%	.12%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.20%E	.42%	.42%	.42%	.42%	.26%
Expenses net of all reductions	.20%E	.42%	.42%	.42%	.42%	.26%
Net investment income (loss)	.01%E	1.33%	1.79%	.81%	.14%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$185,610,778	$165,823,962	$104,973,598	$86,131,220	$63,580,065	$31,943,681

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.015	.019	.009	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.015	.019	.009	.002	–A
Distributions from net investment income	–A	(.015)	(.019)	(.009)	(.002)	–A
Total distributions	–A	(.015)	(.019)	(.009)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.52%	1.90%	.89%	.22%	.03%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.37%	.36%	.36%	.37%	.38%
Expenses net of fee waivers, if any	.20%E	.32%	.32%	.32%	.32%	.29%
Expenses net of all reductions	.20%E	.32%	.32%	.32%	.32%	.29%
Net investment income (loss)	.01%E	1.43%	1.89%	.89%	.24%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$5,562,400	$5,726,124	$4,115,468	$2,901,645	$2,444,687	$2,031,894

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Class K6

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–B	.016	.019	.003
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	–B	.016	.019	.003
Distributions from net investment income	–B	(.016)	(.019)	(.003)
Total distributions	–B	(.016)	(.019)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.01%	1.59%	1.97%	.34%
Ratios to Average Net AssetsE
Expenses before reductions	.27%F	.28%	.27%	.27%F
Expenses net of fee waivers, if any	.19%F	.25%	.25%	.25%F
Expenses net of all reductions	.19%F	.25%	.25%	.25%F
Net investment income (loss)	.02%F	1.50%	1.96%	1.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,689,698	$1,313,087	$404,595	$46,354

 A For the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $871,181 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$212,371,878,785

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$19,083,656	$15,767,960
Daily Money Class	-%	.25%	9,552,778	7,964,653
Advisor M Class	-%	.25%	153,774	127,724
			$28,790,208	$23,860,337

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of contingent deferred sales charges deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Daily Money Class	$3,224
Advisor M Class	$1,151

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Reserves Class	$7,633,462.20
Daily Money Class	7,642,829.20
Advisor M Class	123,090.20
Fidelity Government Money Market Fund	142,942,261.16
Premium Class	2,801,009.10
Class K6	74,013.01
	$161,216,664

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Government Money Market Fund	.00%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$61,727
Daily Money Class	.70%	125,535
Advisor M Class	.70%	2,117
Premium Class	.32%	1,026,178
Class K6	.25%	125,783
		$1,341,340

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Capital Reserves Class	$28,848,536
Daily Money Class	19,187,671
Advisor M Class	308,868
Fidelity Government Money Market Fund	193,455,074
Premium Class	3,369,271
Class K6	446,091

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $50,723. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Fidelity Government Money Market Fund	$24

In addition, during the period, the investment adviser or an affiliate reimbursed the Fund $77 for an operational error which is included in the accompanying Statement of Operations.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2020	Year ended April 30, 2020
Distributions to shareholders
Capital Reserves Class	$384,089	$60,356,967
Daily Money Class	385,060	76,178,608
Advisor M Class	5,999	679,470
Fidelity Government Money Market Fund	8,768,825	1,678,425,378
Premium Class	318,697	68,936,329
Class K6	129,483	10,045,549
Total	$9,992,153	$1,894,622,301

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2020	Year ended April 30, 2020	Six months ended October 31, 2020	Year ended April 30, 2020
Capital Reserves Class
Shares sold	15,039,010,819	31,933,001,084	$15,039,010,819	$31,933,001,084
Reinvestment of distributions	243,742	37,539,053	243,742	37,539,053
Shares redeemed	(14,303,168,695)	(30,992,019,053)	(14,303,168,695)	(30,992,019,053)
Net increase (decrease)	736,085,866	978,521,084	$736,085,866	$978,521,084
Daily Money Class
Shares sold	12,038,623,197	28,776,861,260	$12,038,623,197	$28,776,861,260
Reinvestment of distributions	277,737	53,974,169	277,737	53,974,169
Shares redeemed	(12,167,397,913)	(27,034,456,625)	(12,167,397,913)	(27,034,456,625)
Net increase (decrease)	(128,496,979)	1,796,378,804	$(128,496,979)	$1,796,378,804
Advisor M Class
Shares sold	85,802,835	185,769,558	$85,802,835	$185,769,558
Reinvestment of distributions	5,991	655,877	5,991	655,877
Shares redeemed	(81,361,910)	(110,783,720)	(81,361,910)	(110,783,720)
Net increase (decrease)	4,446,916	75,641,715	$4,446,916	$75,641,715
Fidelity Government Money Market Fund
Shares sold	315,951,556,404	541,543,937,250	$315,951,556,404	$541,543,937,250
Reinvestment of distributions	8,083,592	1,535,792,307	8,083,592	1,535,792,307
Shares redeemed	(296,172,903,381)	(482,229,701,607)	(296,172,903,381)	(482,229,701,607)
Net increase (decrease)	19,786,736,615	60,850,027,950	$19,786,736,615	$60,850,027,950
Premium Class
Shares sold	1,822,460,252	5,782,487,798	$1,822,460,252	$5,782,487,798
Reinvestment of distributions	301,618	64,936,594	301,618	64,936,594
Shares redeemed	(1,986,449,424)	(4,237,106,538)	(1,986,449,424)	(4,237,106,538)
Net increase (decrease)	(163,687,554)	1,610,317,854	$(163,687,554)	$1,610,317,854
Class K6
Shares sold	898,320,929	1,582,341,872	$898,320,929	$1,582,341,872
Reinvestment of distributions	129,451	10,037,137	129,451	10,037,137
Shares redeemed	(521,835,515)	(683,867,826)	(521,835,515)	(683,867,826)
Net increase (decrease)	376,614,865	908,511,183	$376,614,865	$908,511,183

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Government Money Market Fund
Capital Reserves Class	.20%
Actual		$1,000.00	$1,000.10	$1.01**
Hypothetical-C		$1,000.00	$1,024.20	$1.02**
Daily Money Class	.20%
Actual		$1,000.00	$1,000.10	$1.01**
Hypothetical-C		$1,000.00	$1,024.20	$1.02**
Advisor M Class	.20%
Actual		$1,000.00	$1,000.10	$1.01**
Hypothetical-C		$1,000.00	$1,024.20	$1.02**
Fidelity Government Money Market Fund	.20%
Actual		$1,000.00	$1,000.10	$1.01**
Hypothetical-C		$1,000.00	$1,024.20	$1.02**
Premium Class	.20%
Actual		$1,000.00	$1,000.10	$1.01**
Hypothetical-C		$1,000.00	$1,024.20	$1.02**
Class K6	.19%
Actual		$1,000.00	$1,000.10	$.96**
Hypothetical-C		$1,000.00	$1,024.25	$.97**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Government Money Market Fund
Capital Reserves Class	.95%
Actual		$4.78
Hypothetical-(b)		$4.84
Daily Money Class	.70%
Actual		$3.52
Hypothetical-(b)		$3.57
Advisor M Class	.70%
Actual		$3.52
Hypothetical-(b)		$3.57
Fidelity Government Money Market Fund	.42%
Actual		$2.12
Hypothetical-(b)		$2.14
Premium Class	.32%
Actual		$1.61
Hypothetical-(b)		$1.63
Class K6	.25%
Actual		$1.26
Hypothetical-(b)		$1.28

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Government Money Market Fund

The Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2015, as if the new contract were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board also noted that, excluding waivers and 12b-1 fees, the total expense ratio of each class of the fund is below the median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class K6, Premium Class, and the retail class ranked below the competitive median for 2019 and the total expense ratio of each of Daily Money Class, Capital Reserves Class, and Class M ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of each class noted above was above the competitive median for 2019 due to its 12b-1 fees. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of each such class is below the median. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Capital Reserves Class, Daily Money Class, Class M, Class K6, and Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.70%, 0.70%, 0.25%, and 0.32% through August 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SPU-SANN-1220
1.538283.123

Fidelity Flex® Funds

Fidelity Flex® Government Money Market Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2020

Days	% of fund's investments 10/31/20
1 - 7	44.0
8 - 30	12.0
31 - 60	12.5
61 - 90	6.3
91 - 180	24.4
> 180	0.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2020
U.S. Treasury Debt	26.1%
U.S. Government Agency Debt	42.5%
Repurchase Agreements	26.3%
Net Other Assets (Liabilities)	5.1%

Current 7-Day Yields

10/31/20
Fidelity Flex® Government Money Market Fund	0.15%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 26.1%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 26.1%
U.S. Treasury Bills
11/3/20 to 4/29/21	0.11 to 0.19%	$16,399,900	$16,394,702
U.S. Treasury Notes
2/28/21 to 7/31/22	0.08 to 0.40 (b)	2,050,000	2,054,601
TOTAL U.S. TREASURY DEBT
(Cost $18,449,303)			18,449,303

U.S. Government Agency Debt - 42.5%
Federal Agencies - 42.5%
Fannie Mae
11/30/20 to 7/29/22	0.15 to 0.37 (b)	6,810,000	6,822,424
Federal Farm Credit Bank
12/3/20 to 9/2/21	0.10 to 0.35 (b)	1,722,000	1,727,740
Federal Home Loan Bank
11/12/20 to 9/16/22	0.11 to 0.37 (b)	21,085,000	21,091,482
Freddie Mac
2/5/21 to 8/18/22	0.12 to 0.25 (b)(c)	400,000	399,981
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $30,041,627)			30,041,627

U.S. Government Agency Repurchase Agreement - 5.4%
	Maturity Amount	Value
In a joint trading account at 0.11% dated 10/30/20 due 11/2/20 (Collateralized by U.S. Government Obligations) #	$65,001	$65,000
With:
BMO Capital Markets Corp. at:
0.11%, dated 10/14/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $1,020,393, 0.00% - 3.04%, 1/20/21 - 5/15/54)	1,000,089	1,000,000
0.12%, dated 10/5/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $255,024, 2.50% - 3.04%, 9/1/50 - 5/15/54)	250,053	250,000
BofA Securities, Inc. at 0.11%, dated 10/22/20 due 11/6/20 (Collateralized by U.S. Government Obligations valued at $510,018, 2.89%, 8/20/70)	500,052	500,000
Citibank NA at 0.12%, dated 10/27/20 due 11/3/20 (Collateralized by U.S. Government Obligations valued at $1,020,030, 0.40% - 9.00%, 10/31/21 - 2/15/41)	1,000,023	1,000,000
RBC Financial Group at 0.1%, dated 10/29/20 due 11/5/20 (Collateralized by U.S. Government Obligations valued at $1,023,560, 3.00% - 5.00%, 10/25/41 - 5/20/50)	1,000,019	1,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $3,815,000)		3,815,000

U.S. Treasury Repurchase Agreement - 20.9%
With:
Barclays Bank PLC at 0.1%, dated 10/5/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,137, 2.75%, 2/15/28)	1,000,086	1,000,000
BNP Paribas, SA at:
0.1%, dated:
10/5/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,083, 0.00% - 7.50%, 11/19/20 - 11/15/43)	1,000,086	1,000,000
10/15/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,242, 0.00% - 4.50%, 12/10/20 - 2/15/49)	1,000,089	1,000,000
10/27/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,037, 0.00% - 6.75%, 11/27/20 - 2/15/50)	1,000,094	1,000,000
10/28/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,091, 0.00% - 4.38%, 11/27/20 - 2/15/50)	1,000,094	1,000,000
0.11%, dated 10/14/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,085, 0.00% - 6.38%, 11/27/20 - 8/15/48)	1,000,186	1,000,000
Commerz Markets LLC at 0.1%, dated 10/28/20 due 11/4/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,095, 0.25% - 2.13%, 5/31/24 - 5/31/25)	1,000,019	1,000,000
Credit AG at 0.1%, dated:
10/19/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,123, 1.88%, 7/31/26)	1,000,086	1,000,000
10/21/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,123, 1.88%, 7/31/26)	1,000,097	1,000,000
10/23/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $510,116, 1.88%, 7/31/26)	500,053	500,000
Credit Agricole CIB at 0.1%, dated 10/30/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $1,019,853, 1.63% - 2.13%, 3/31/24 - 2/15/26)	1,000,017	1,000,000
MUFG Securities EMEA PLC at 0.1%, dated 10/16/20 due 11/3/20 (Collateralized by U.S. Treasury Obligations valued at $521,487, 2.50%, 5/15/24 - 5/15/46)	500,025	500,000
Natixis SA at 0.1%, dated:
10/5/20 due 11/5/20 (Collateralized by U.S. Treasury Obligations valued at $765,086, 0.13% - 2.38%, 3/15/22 - 5/15/29)	750,065	750,000
10/6/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,077, 0.13% - 2.88%, 7/31/22 - 5/15/30)	1,000,086	1,000,000
10/19/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,079, 0.25% - 6.38%, 3/31/23 - 11/15/40)	1,000,086	1,000,000
10/20/20 due 11/6/20 (Collateralized by U.S. Treasury Obligations valued at $1,029,876, 0.00% - 8.00%, 1/31/21 - 8/15/50)	1,000,100	1,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $14,750,000)		14,750,000
TOTAL INVESTMENT IN SECURITIES - 94.9%
(Cost $67,055,930)		67,055,930
NET OTHER ASSETS (LIABILITIES) - 5.1%		3,621,342
NET ASSETS - 100%		$70,677,272

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$65,000 due 11/02/20 at 0.11%
Citigroup Global Markets, Inc.	$65,000
$65,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $18,565,000) — See accompanying schedule: Unaffiliated issuers (cost $67,055,930)		$67,055,930
Cash		183
Receivable for investments sold		304,312
Receivable for fund shares sold		6,067,511
Interest receivable		34,020
Total assets		73,461,956
Liabilities
Payable for fund shares redeemed	$2,782,752
Distributions payable	1,932
Total liabilities		2,784,684
Net Assets		$70,677,272
Net Assets consist of:
Paid in capital		$70,677,040
Total accumulated earnings (loss)		232
Net Assets		$70,677,272
Net Asset Value, offering price and redemption price per share ($70,677,272 ÷ 70,675,962 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Interest		$56,948
Expenses
Independent trustees' fees and expenses	$89
Total expenses before reductions	89
Expense reductions	(2)
Total expenses after reductions		87
Net investment income (loss)		56,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		33
Total net realized gain (loss)		33
Net increase in net assets resulting from operations		$56,894

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,861	$609,225
Net realized gain (loss)	33	1,084
Net increase in net assets resulting from operations	56,894	610,309
Distributions to shareholders	(56,651)	(609,282)
Share transactions
Proceeds from sales of shares	1,031,635,990	1,066,466,133
Reinvestment of distributions	44,471	481,328
Cost of shares redeemed	(1,011,945,570)	(1,038,050,400)
Net increase (decrease) in net assets and shares resulting from share transactions	19,734,891	28,897,061
Total increase (decrease) in net assets	19,735,134	28,898,088
Net Assets
Beginning of period	50,942,138	22,044,050
End of period	$70,677,272	$50,942,138
Other Information
Shares
Sold	1,031,635,990	1,066,466,133
Issued in reinvestment of distributions	44,471	481,328
Redeemed	(1,011,945,570)	(1,038,050,400)
Net increase (decrease)	19,734,891	28,897,061

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Government Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.018	.022	.012	.001
Net realized and unrealized gain (loss)	–B	–B	–B	–B	–
Total from investment operations	.001	.018	.022	.012	.001
Distributions from net investment income	(.001)	(.018)	(.022)	(.012)	(.001)
Total distributions	(.001)	(.018)	(.022)	(.012)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.10%	1.81%	2.22%	1.23%	.12%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	- %G
Expenses net of all reductionsF	- %G	-%	-%	-%	- %G
Net investment income (loss)	.19%G	1.64%	2.14%	1.39%	.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$70,677	$50,942	$22,044	$53,685	$5,006

 A For the period March 8, 2017 (commencement of operations) to April 30, 2017.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$67,055,930

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Flex Government Money Market Fund	- %-C
Actual		$1,000.00	$1,001.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZGY-SANN-1220
1.9881598.103

Fidelity® Series Treasury Bill Index Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Asset Allocation (% of fund's net assets)

As of October 31, 2020
U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Obligations - 99.8%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.11% 2/4/21 to 4/29/21
(Cost $2,644,770,124)	2,645,727,000	2,644,733,110
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,644,770,124)		2,644,733,110
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.10% (a)
(Cost $1,974,492)	1,974,097	1,974,492
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,646,744,616)		2,646,707,602
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,639,523
NET ASSETS - 100%		$2,648,347,125

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,843
Total	$2,843

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,644,733,110	$--	$2,644,733,110	$--
Money Market Funds	1,974,492	1,974,492	--	--
Total Investments in Securities:	$2,646,707,602	$1,974,492	$2,644,733,110	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,644,770,124)	$2,644,733,110
Fidelity Central Funds (cost $1,974,492)	1,974,492
Total Investment in Securities (cost $2,646,744,616)		$2,646,707,602
Receivable for investments sold		1,011,189,540
Receivable for fund shares sold		31,399,249
Distributions receivable from Fidelity Central Funds		325
Total assets		3,689,296,716
Liabilities
Payable for investments purchased	$1,038,953,306
Payable for fund shares redeemed	1,986,604
Other payables and accrued expenses	9,681
Total liabilities		1,040,949,591
Net Assets		$2,648,347,125
Net Assets consist of:
Paid in capital		$2,647,123,356
Total accumulated earnings (loss)		1,223,769
Net Assets		$2,648,347,125
Net Asset Value, offering price and redemption price per share ($2,648,347,125 ÷ 264,651,025 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Interest		$1,939,692
Income from Fidelity Central Funds		2,843
Total income		1,942,535
Expenses
Custodian fees and expenses	$11,561
Independent trustees' fees and expenses	3,577
Commitment fees	2,597
Total expenses before reductions	17,735
Expense reductions	(113)
Total expenses after reductions		17,622
Net investment income (loss)		1,924,913
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,463,097
Fidelity Central Funds	(387)
Total net realized gain (loss)		1,462,710
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,770,445)
Fidelity Central Funds	(119)
Total change in net unrealized appreciation (depreciation)		(1,770,564)
Net gain (loss)		(307,854)
Net increase (decrease) in net assets resulting from operations		$1,617,059

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,924,913	$26,958,717
Net realized gain (loss)	1,462,710	7,173,779
Change in net unrealized appreciation (depreciation)	(1,770,564)	1,718,982
Net increase (decrease) in net assets resulting from operations	1,617,059	35,851,478
Distributions to shareholders	(7,651,713)	(27,218,002)
Share transactions
Proceeds from sales of shares	668,720,164	1,706,513,777
Reinvestment of distributions	7,651,657	26,852,126
Cost of shares redeemed	(233,891,114)	(457,528,974)
Net increase (decrease) in net assets resulting from share transactions	442,480,707	1,275,836,929
Total increase (decrease) in net assets	436,446,053	1,284,470,405
Net Assets
Beginning of period	2,211,901,072	927,430,667
End of period	$2,648,347,125	$2,211,901,072
Other Information
Shares
Sold	66,788,124	170,579,768
Issued in reinvestment of distributions	764,827	2,683,799
Redeemed	(23,366,481)	(45,695,532)
Net increase (decrease)	44,186,470	127,568,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Treasury Bill Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.008	.169	.166
Net realized and unrealized gain (loss)	.005C	.062	(.005)
Total from investment operations	.013	.231	.161
Distributions from net investment income	(.008)	(.175)	(.181)
Distributions from net realized gain	(.025)	(.006)	–
Total distributions	(.033)	(.181)	(.181)
Net asset value, end of period	$10.01	$10.03	$9.98
Total ReturnD,E	.13%	2.34%	1.62%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	- %I
Expenses net of all reductionsH	- %I	-%	- %I
Net investment income (loss)	.16%I	1.69%	2.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,648,347	$2,211,901	$927,431

 A For the period August 17, 2018 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,458
Gross unrealized depreciation	(50,463)
Net unrealized appreciation (depreciation)	$(37,005)
Tax cost	$2,646,744,607

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Treasury Bill Index Fund	$2,597

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $113.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Series Treasury Bill Index Fund	- %-C
Actual		$1,000.00	$1,001.30	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Treasury Bill Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through August 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

XSB-SANN-1220
1.9891220.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 18, 2020